Investment in Joint Ventures - Summarized Financial Information of Joint Ventures and Reconciliation with Carrying Amount of Investment in Consolidated Financial Statements (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 CNY (¥)
Disclosure of joint ventures [line items]
Non-current assets	¥ 7,029,973		¥ 6,471,887		$ 1,086,331
Cash and bank balances	5,877,647		5,753,268	¥ 5,559,890	908,264	$ 889,044	¥ 5,390,324
Others	23,164		26,956		3,579
Total assets	26,290,958		23,854,191	21,657,964	4,062,701
Non-current liabilities	(1,406,453)		(1,071,751)		(217,338)
Others			(999)
Total liabilities	(14,458,248)		(12,280,806)	(10,510,410)	(2,234,211)
Equity	11,832,710		11,573,385	11,147,554	1,828,490		¥ 10,961,904
Investment in joint ventures	227,120		273,991	222,812	35,096
Revenue	20,581,170	$ 3,180,376	18,016,085	16,263,248
Depreciation and amortization	(494,607)	(76,430)	(465,209)	(433,885)
Interest expense	(147,293)	(22,761)	(126,851)	(108,339)
Profit/(loss) for the year, representing total comprehensive income for the year	712,710	110,133	872,217	1,056,291
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income of other joint ventures	(59,422)	$ (9,183)	19,215	¥ 11,693
Y & C Engine Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Non-current assets	740,423		774,046
Cash and bank balances	160,844		164,942
Others	1,287,935		1,060,805
Total assets	2,189,202		1,999,793
Non-current liabilities	(417,759)		(84,154)
Others	(1,340,704)		(1,396,116)
Total liabilities	(1,758,463)		(1,480,270)
Equity	¥ 430,739		¥ 519,523
Proportion of the Group's ownership	45.00%	45.00%	45.00%	45.00%
Group's share of net assets	¥ 193,833		¥ 233,786
Unrealized profit on transactions with joint venture	(48,234)		(57,704)
Investment in joint ventures	145,599		176,082		22,499
Revenue	3,021,877		2,404,244	¥ 1,443,238
Depreciation and amortization	(59,406)		(26,099)	(45,254)
Interest expense	(40,709)		(29,606)	(24,605)
Profit/(loss) for the year, representing total comprehensive income for the year	¥ (88,785)		¥ 44,484	¥ 43,359
Proportion of the Group's ownership	45.00%	45.00%	45.00%	45.00%
Group's share of profit/(loss)	¥ (39,953)		¥ 20,018	¥ 19,512
Unrealized profit on transactions with joint venture	(4,063)		8,466	(1,900)
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income of other joint ventures	(44,016)	$ (6,802)	28,484	17,612
Y & C Engine Co., Ltd. [Member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	145,599		176,082
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income of other joint ventures	(44,016)		28,484	17,612
Joint ventures [member]
Disclosure of joint ventures [line items]
Non-current assets	857,641		876,409		132,530
Cash and bank balances	206,173		228,774		31,860
Others	1,597,953		1,290,257		246,929
Total assets	2,661,767		2,395,440		411,319
Non-current liabilities	(417,759)		(84,154)		(64,556)
Others	(1,651,627)		(1,597,447)		(255,223)
Total liabilities	(2,069,386)		(1,681,601)		(319,779)
Equity	592,381		713,839		91,540
Investment in joint ventures	227,120		273,991		35,096
Revenue	3,375,542	521,617	2,586,549	1,603,818
Depreciation and amortization	(62,116)	(9,599)	(32,503)	(48,998)
Interest expense	(42,692)	(6,597)	(34,623)	(26,294)
Profit/(loss) for the year, representing total comprehensive income for the year	(121,459)	(18,769)	25,970	39,162
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income of other joint ventures	(59,422)	(9,183)	19,215	11,693
Joint ventures [member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	220,454		267,807		34,066
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income of other joint ventures	(59,935)	(9,262)	19,712	10,730
Joint ventures [member] | Other Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	6,666		6,184		1,030
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income of other joint ventures	513	$ 79	(497)	¥ 963
MTU Yuchai Power Co., Ltd [member]
Disclosure of joint ventures [line items]
Non-current assets	71,635		78,362
Cash and bank balances	43,056		9,265
Others	266,123		221,482
Total assets	380,814		309,109
Others	(244,963)		(179,680)
Total liabilities	(244,963)		(179,680)
Equity	¥ 135,851		¥ 129,429
Proportion of the Group's ownership	50.00%	50.00%	50.00%	50.00%
Group's share of net assets	¥ 67,926		¥ 64,714
Unrealized profit on transactions with joint venture	(5,709)		(4,783)
Investment in joint ventures	62,217		59,931		$ 9,614
Revenue	307,699		178,796	¥ 160,580
Depreciation and amortization	(2,350)		(6,379)	(3,744)
Interest expense	(1,983)		(5,017)	(1,689)
Profit/(loss) for the year, representing total comprehensive income for the year	¥ 6,421		¥ 600	¥ (4,197)
Proportion of the Group's ownership	50.00%	50.00%	50.00%	50.00%
Group's share of profit/(loss)	¥ 3,211		¥ 300	¥ (2,099)
Unrealized profit on transactions with joint venture	27		294	(4,783)
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income of other joint ventures	3,238	$ 500	594	(6,882)
MTU Yuchai Power Co., Ltd [member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	62,217		59,931
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income of other joint ventures	3,238		594	¥ (6,882)
Eberspaecher Yuchai [Member]
Disclosure of joint ventures [line items]
Non-current assets	45,583		24,001
Cash and bank balances	2,273		54,567
Others	43,895		7,970
Total assets	91,751		86,538
Others	(65,960)		(21,651)
Total liabilities	(65,960)		(21,651)
Equity	¥ 25,791		¥ 64,887
Proportion of the Group's ownership	49.00%	49.00%	49.00%
Unrealized profit on transactions with joint venture	¥ 12,638		¥ 31,794
Revenue	45,966		3,509
Depreciation and amortization	(360)		(25)
Profit/(loss) for the year, representing total comprehensive income for the year	¥ (39,095)		¥ (19,114)
Proportion of the Group's ownership	49.00%	49.00%	49.00%
Group's share of profit/(loss)	¥ (19,157)		¥ (9,366)
Eberspaecher Yuchai [Member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	12,638		31,794
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income of other joint ventures	¥ (19,157)		¥ (9,366)